Derivatives - Gains (Losses) Included in the Consolidated Statements of Income Related to Derivative Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Reclassification adjustment for gain on hedging activities, tax	$ 337	$ 170	$ 45
Amount of (loss) gain recognized in other comprehensive income	(1,031)	(914)	1,039
(Loss) gain recognized in other comprehensive income, expense (benefit), tax	363	322	(366)
Not designated as hedging: | Mortgage Banking Income
Derivatives, Fair Value [Line Items]
Gains (losses) on derivative financial instruments	(37,543)	3,288	298
Designated as hedging:
Derivatives, Fair Value [Line Items]
Total cash flow hedge gain (loss) and derivative excluded component increase (decrease)	602	596	160
Designated as hedging: | Interest Expense on Borrowings
Derivatives, Fair Value [Line Items]
Amount of gain (loss) reclassified from other comprehensive income and recognized in interest expense on borrowings	955	481	128
(Loss) gain included in interest expense on borrowings	(353)	115	32
Interest rate-lock commitments | Not designated as hedging: | Mortgage Banking Income
Derivatives, Fair Value [Line Items]
Gains (losses) on derivative financial instruments	27,339	(2,112)	(527)
Forward commitments | Not designated as hedging: | Mortgage Banking Income
Derivatives, Fair Value [Line Items]
Gains (losses) on derivative financial instruments	(73,033)	12,170	3,864
Futures contracts | Not designated as hedging: | Mortgage Banking Income
Derivatives, Fair Value [Line Items]
Gains (losses) on derivative financial instruments	8,151	(6,723)	(2,981)
Option contracts | Not designated as hedging: | Mortgage Banking Income
Derivatives, Fair Value [Line Items]
Gains (losses) on derivative financial instruments	$ 0	$ (47)	$ (58)